Note 7 - Fair Value of Below Market Time Charters Acquired	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Below Market Time Charters Acquired [Text Block]
7.	Fair Value of Below Market Time Charters Acquired

As part of the acquisition of M/V “Marcos V”, in December 2021, which was acquired by the Company with time charter agreement attached, expiring in July 2025, the Company recognized a liability of $17,691,698, included in “Fair value of below market time charters acquired” in the consolidated balance sheet, since it was determined that the respective charter rate was below market rates on the date of the transfer (Level 2).

As part of the acquisition of M/V “Emmanuel P”, in May 2022, which was acquired by the Company with time charter agreement attached, expiring in March 2025, the Company recognized a liability of $15,759,241, included in “Fair value of below market time charters acquired” in the consolidated balance sheet, since it was determined that the respective charter rate was below market rates on the date of the transfer (Level 2).

As part of the acquisition of M/V “Rena P”, in June 2022, which was acquired by the Company with time charter agreement attached, expiring in February 2025, the Company recognized a liability of $12,540,206, included in “Fair value of below market time charters acquired” in the consolidated balance sheet, since it was determined that the respective charter rate was below market rates on the date of the transfer (Level 2).

In the third quarter of 2023, a gain of $15,984,253 was recognized in connection with the write-off of the outstanding balance of the attached time charter liability recognized as part of the acquisitions of the two aforementioned vessels (M/V “Emmanuel P” and M/V “Rena P”), which was fully amortized in August 2023 due to the early termination of the respective attached time charter agreements and presented in “Gain on time charter agreements termination” in the consolidated statement of operations for the year ended December 31, 2023.

For the years ended December 31, 2021, 2022 and 2023, the amortization of fair value of the below market acquired time charters analyzed above was $230,112, $10,827,595 and $11,368,879, respectively, and is included under “Time charter revenue” in the consolidated statements of operations.

The unamortized balance of this intangible liability as of December 31, 2023 was $7,580,306 (net of accumulated amortization of $10,111,392) will be amortized over a weighted average period of 1.53 years by July 2025 as per the table below.

As of December 31, 2023, the remaining carrying amount of unamortized below market acquired time charter will be amortized in future years as follows:

For the year ending December 31,	Below market acquired charter
2024	(4,737,600)
2025	(2,842,706)
Total	$(7,580,306)